Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2025	2024
Cash	17,158	16,414
Triparty repos and term bank deposits	12,691	14,453
Other cash equivalents	6,707	8,337
	36,556	39,204